CP HIGH YIELD TREND ETF
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 100.1%
	FIXED INCOME - 100.1%
51,554	iShares iBoxx High Yield Corporate Bond ETF	$ 4,510,459
41,475	SPDR Bloomberg High Yield Bond ETF	4,535,706
		9,046,165

	TOTAL EXCHANGE-TRADED FUNDS (Cost $8,842,091)	9,046,165

	TOTAL INVESTMENTS - 100.1% (Cost $8,842,091)	$ 9,046,165
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(7,094)
	NET ASSETS - 100.0%	$ 9,039,071

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt